U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
Please print or type.


1
Name and address of issuer:
The Value Line Tax Exempt Fund, Inc.
7 Times Square, 21st Floor
New York, NY 10036-6524



2
Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]



3
Investment Company Act File Number: 	811-03904
Securities Act File Number: 	002-87913



4 (a)
Last day of fiscal year for which this Form is filed:
February 28, 2013



4 (b)
[ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuers fiscal year) (See
Instruction A.2).



Note: If the Form is being filed late, interest must be paid on the registration fee due.



4 (c)
[ ] Check box if this is the last time the issuer will be filing this Form.



5
Calculation of registration fee:




    (i)
Aggregate sale price of securities sold
during the fiscal year pursuant to section
24(f):
$23,935,930



   (ii)
Aggregate price of securities redeemed
or repurchased during the fiscal year:
$30,641,997



 (iii)
Aggregate price of securities redeemed
or repurchased during any prior fiscal
year ending no earlier than October 11,
1995 that were not previously used to
reduce registration fees payable to the
Commission:
$180,311,955






  (iv)
Total available redemption credits
[add Items 5(ii) and 5(iii)]:
$210,953,952



   (v)
Net sales - If Item 5(i) is greater than
Item 5(iv) [subtract Item 5(iv) from
Item 5(i)]:
$0



 (vi)
Redemption credits available for use
in future years - if Item 5(i) is less than
Item 5(iv)[subtract Item 5(iv) from
Item (5(i)]:
$(187,018,022)



(vii)
Multiplier for determining registration
fee (See instruction C.9):
x  .0001364



(viii)
Registration fee due [multiply Item
5(v) by Item 5(vii)] enter   0   if no fee
is due.
=  $0



6
Prepaid Shares


If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.



7
Interest due - if this Form is being
filed more than 90 days after the end
of the issuers fiscal year (See
Instruction D):
+  $0



8
Total amount of the registration fee
due plus any interest due [line 5(viii)
plus line 7]:
=  $0



9
Date the registration fee and any
interest payment was sent to the
Commissions lockbox depository:
N/A





	Method of Delivery:





		[  ] Wire Transfer
		[  ] Mail or other means









SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By: (Signature and Title)
/s/ Emily D. Washington

Emily D. Washington

Treasurer

Date: May 8, 2013